Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (92,777)	$ (76,105)
Foreign	3,411	2,581
Loss before income taxes	$ (89,366)	$ (73,524)	$ (26,932)